UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GRS Advisors, LLC
Address: 900 North  Michigan Avenue
         Suite 1450
         Chicago, IL  60611

13F File Number:  028-10863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael A. Elrad
Title:     Vice President
Phone:     (312) 915 - 2864

Signature, Place, and Date of Signing:

 /s/    Michael A. Elrad     Chicago, IL/USA     November 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    46

Form 13F Information Table Value Total:    $2,610,990 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN CAMPUS CMNTYS INC     COM              024835100    25472   580500 SH       SOLE                   580500        0        0
AVALONBAY CMNTYS INC           COM              053484101    60284   443300 SH       SOLE                   443300        0        0
BIOMED REALTY TRUST INC        COM              09063H107    20691  1105300 SH       SOLE                  1105300        0        0
BOSTON PROPERTIES INC          COM              101121101    62218   562500 SH       SOLE                   562500        0        0
BRANDYWINE RLTY TR             SH BEN INT NEW   105368203    21326  1749500 SH       SOLE                  1749500        0        0
CAMDEN PPTY TR                 SH BEN INT       133131102    34489   534800 SH       SOLE                   534800        0        0
CBRE GROUP INC                 CL A             12504L109    33657  1828200 SH  PUT  SOLE                  1828200        0        0
D R HORTON INC                 COM              23331A109   135235  6552100 SH       SOLE                  6552100        0        0
D R HORTON INC                 COM              23331A109    23063  1117400 SH  PUT  SOLE                  1117400        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107    42889   745500 SH       SOLE                   745500        0        0
GENERAL GROWTH PPTYS INC NEW   COM              370023103   109211  5606300 SH       SOLE                  5606300        0        0
HEALTH CARE REIT INC           COM              42217K106    11735   203200 SH       SOLE                   203200        0        0
HOME DEPOT INC                 COM              437076102    23303   386000 SH  PUT  SOLE                   386000        0        0
HOME DEPOT INC                 COM              437076102   200754  3325400 SH       SOLE                  3325400        0        0
HUDSON PAC PPTYS INC           COM              444097109    21665  1171100 SH       SOLE                  1171100        0        0
HYATT HOTELS CORP              COM CL A         448579102    61056  1520700 SH       SOLE                  1520700        0        0
ISHARES TR                     RUSSELL 2000     464287655   123733  1482900 SH  PUT  SOLE                  1482900        0        0
ISHARES TR                     DJ US REAL EST   464287739    53629   833000 SH  PUT  SOLE                   833000        0        0
ISTAR FINL INC                 FRNT 10/0        45031UBF7    12000 12000000 SH       SOLE                 12000000        0        0
JONES LANG LASALLE INC         COM              48020Q107     9139   119700 SH       SOLE                   119700        0        0
KILROY RLTY CORP               COM              49427F108    55151  1231600 SH       SOLE                  1231600        0        0
LENNAR CORP                    CL A             526057104    47677  1371200 SH  PUT  SOLE                  1371200        0        0
LOWES COS INC                  COM              548661107    24797   820000 SH  PUT  SOLE                   820000        0        0
LOWES COS INC                  COM              548661107    40776  1348400 SH       SOLE                  1348400        0        0
MACERICH CO                    COM              554382101   167707  2930400 SH       SOLE                  2930400        0        0
MARRIOTT VACATIONS WRLDWDE C   COM              57164Y107    22711   630500 SH       SOLE                   630500        0        0
MFA FINANCIAL INC              COM              55272X102    21118  2484500 SH       SOLE                  2484500        0        0
OCWEN FINL CORP                COM NEW          675746309     5512   201100 SH       SOLE                   201100        0        0
POST PPTYS INC                 COM              737464107    55840  1164300 SH       SOLE                  1164300        0        0
PULTE GROUP INC                COM              745867101    47880  3089000 SH       SOLE                  3089000        0        0
PULTE GROUP INC                COM              745867101   141221  9111000 SH  PUT  SOLE                  9111000        0        0
ROYAL CARIBBEAN CRUISES LTD    COM              V7780T103    95841  3172500 SH       SOLE                  3172500        0        0
RYLAND GROUP INC               COM              783764103    22683   756100 SH       SOLE                   756100        0        0
SBA COMMUNICATIONS CORP        COM              78388J106   104037  1654000 SH       SOLE                  1654000        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    41310   272117 SH       SOLE                   272117        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401   162085  2796500 SH       SOLE                  2796500        0        0
STARWOOD PPTY TR INC           COM              85571B105    30170  1296500 SH       SOLE                  1296500        0        0
SUNSTONE HOTEL INVS INC NEW    COM              867892101    59315  5392300 SH       SOLE                  5392300        0        0
TARGET CORP                    COM              87612E106    11742   185000 SH       SOLE                   185000        0        0
TAUBMAN CTRS INC               COM              876664103   129735  1690800 SH       SOLE                  1690800        0        0
TERRENO RLTY CORP              COM              88146M101     6320   400000 SH       SOLE                   400000        0        0
TOLL BROTHERS INC              COM              889478103    85700  2579000 SH       SOLE                  2579000        0        0
TOLL BROTHERS INC              COM              889478103    51307  1544000 SH  PUT  SOLE                  1544000        0        0
TWO HBRS INVT CORP             COM              90187B101    28776  2449000 SH       SOLE                  2449000        0        0
VENTAS INC                     COM              92276F100    47839   768491 SH       SOLE                   768491        0        0
WEYERHAEUSER CO                COM              962166104    18191   695900 SH       SOLE                   695900        0        0